10. Stockholders' Equity (June 2017) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Proceeds from sale of common stock			$ 625,000	$ 377,715	$ 535,000	$ 1,875,705
Stock issued for services, value						100,000
Consulting expense	$ 324,296	$ 238,248	$ 953,947	$ 871,696	1,237,221	$ 452,148
Common Stock
Stock issued new, shares			675,000			21,150,000
Proceeds from sale of common stock			$ 625,000
Private Placement [Member]
Proceeds from private placement					$ 535,000	$ 1,875,000
Stock issued new, shares					785,000	5,625,000
3 individuals [Member]
Proceeds from warrants			$ 500,000
Warrants issued			225,000
Warrant exercise price	$ 1.25		$ 1.25
Founding Fathers [Member]
Stock forfeited for acquisition, shares					2,926,294
FMW Media Works [Member]
Stock issued for services, shares			50,000
Stock issued for services, value			$ 50,000
Consulting expense			$ 3,500